Contractual Obligations and Commitments - Summary of Commitments to Purchase Mineral Stream (Detail)	6 Months Ended
	Jun. 30, 2026 $ / oz
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	4.62	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 24, 2007
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	429	[2],[3]
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	6.32	[1],[4]
Term of Agreement	Life of Mine
Date of Original Contract	Aug. 08, 2012
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	75.00%
Per Ounce Cash Payment	433	[3]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	70.00%
Per Ounce Cash Payment	400	[3]
Term of Agreement	20 years
Date of Original Contract	Feb. 28, 2013
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	variable	[5]
Per Ounce Cash Payment	650	[3]
Term of Agreement	Life of Mine
Date of Original Contract	May 10, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[7],[8]
Attributable Payable Production to be Purchased	4.50%	[9]
Term of Agreement	Life of Mine
Date of Original Contract	Jul. 16, 2018
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[1]
Attributable Payable Production to be Purchased	67.50%	[10]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 03, 2015
Blackwater [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	35.00%	[3]
Attributable Payable Production to be Purchased	8.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 13, 2021
Blackwater [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[1],[12]
Attributable Payable Production to be Purchased	50.00%	[10]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 13, 2021
Platreef [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	62.50%	[11]
Per Ounce Cash Payment	100	[3],[11]
Term of Agreement	Life of Mine	[11]
Date of Original Contract	Dec. 07, 2021	[12]
Platreef [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	30.00%	[7],[9]
Attributable Payable Production to be Purchased	5.25%	[9]
Term of Agreement	Life of Mine	[9]
Date of Original Contract	Dec. 07, 2021	[12]
Platreef [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	30.00%	[7],[9]
Attributable Payable Production to be Purchased	5.25%	[9]
Term of Agreement	Life of Mine	[9]
Date of Original Contract	Dec. 07, 2021	[12]
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.81	[1]
Term of Agreement	25 years
Date of Original Contract	Oct. 15, 2004
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.81	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 08, 2004
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	11.54	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 23, 2007
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	4.6	[1]
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	50.00%	[1]
Attributable Payable Production to be Purchased	100.00%	[13]
Term of Agreement	50 years
Date of Original Contract	Jun. 05, 2007
El Alto [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%
Per Ounce Cash Payment	3.9	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Sep. 08, 2009
Copper World [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	450	[3]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Copper World [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%
Per Ounce Cash Payment	3.9	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 10, 2010
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	12.50%
Per Ounce Cash Payment	4	[1]
Term of Agreement	Life of Mine
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	10.50%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 05, 2020
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[1],[14]
Attributable Payable Production to be Purchased	100.00%	[10]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 05, 2020
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	10.00%	[1]
Attributable Payable Production to be Purchased	50.00%	[10]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 11, 2020
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	100.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 24, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3]
Attributable Payable Production to be Purchased	22.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 15, 2021
El Domo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	50.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 17, 2022
El Domo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[1],[14]
Attributable Payable Production to be Purchased	75.00%
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 17, 2022
Mineral Park [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[1],[14]
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 24, 2023
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	100.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 26, 2022
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[7],[8]
Attributable Payable Production to be Purchased	22.00%	[9]
Term of Agreement	Life of Mine
Date of Original Contract	Jan. 26, 2022
Goose [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	2.78%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Feb. 08, 2022
Cangrejos [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	4.40%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	May 16, 2023
Curraghinalt [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	18.00%	[3],[6]
Attributable Payable Production to be Purchased	3.05%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 15, 2023
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3]
Attributable Payable Production to be Purchased	7.375%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 22, 2021	[12]
Kudz Ze Kayah [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[1]
Attributable Payable Production to be Purchased	7.375%	[10]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 22, 2021	[12]
Kone [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3],[15]
Attributable Payable Production to be Purchased	19.50%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Oct. 23, 2024
Kurmuk [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	15.00%	[3]
Attributable Payable Production to be Purchased	6.70%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 05, 2024
Spring Valley [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3],[6]
Attributable Payable Production to be Purchased	8.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 06, 2025
Hemlo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3]
Attributable Payable Production to be Purchased	10.13%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 26, 2025
Jervois [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3]
Attributable Payable Production to be Purchased	75.00%	[11]
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 01, 2026
Jervois [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[1]
Attributable Payable Production to be Purchased	75.00%	[10]
Term of Agreement	Life of Mine
Date of Original Contract	Apr. 01, 2026
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	10.00%
Per Ounce Cash Payment	400	[3]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	50.00%
Per Ounce Cash Payment	3.9	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Nov. 11, 2013
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	25.00%	[11]
Per Ounce Cash Payment	450	[3]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Attributable Payable Production to be Purchased	100.00%	[10]
Per Ounce Cash Payment	5.9	[1]
Term of Agreement	Life of Mine
Date of Original Contract	Mar. 21, 2016
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[3]
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 14, 2017
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered	20.00%	[1]
Attributable Payable Production to be Purchased	100.00%
Term of Agreement	Life of Mine
Date of Original Contract	Dec. 14, 2017
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per pound cash payment as percentage of the per pound price received related to metal delivered	18.00%	[7],[8]
Attributable Payable Production to be Purchased	42.40%	[9]
Term of Agreement	Life of Mine
Date of Original Contract	Jun. 11, 2018

[1]	The production payment is measured as either a fixed amount per unit of silver delivered, or as a percentage of the spot price of silver on the date of delivery. Contracts where the payment is a fixed amount per ounce of silver delivered are subject to an annual inflationary increase, with the exception of Loma de La Plata. Additionally, should the prevailing market price for silver be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.
[2]	Subject to an increase to $550 per ounce of gold after the initial 40-year term.
[3]	The production payment is measured as either a fixed amount per ounce of gold delivered, or as a percentage of the spot price of gold on the date of delivery. Contracts where the payment is a fixed amount per ounce of gold delivered are subject to an annual inflationary increase, with the exception of Sudbury. Additionally, should the prevailing market price for gold be lower than this fixed amount, the per ounce cash payment will be reduced to the prevailing market price, subject to an annual inflationary factor.
[4]	Subject to an increase to $9.90 per ounce of silver after the initial 40-year term.
[5]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1
[6]	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
[7]	The production payment is measured as either a fixed amount per unit of metal delivered, or as a percentage of the spot price of the underlying metal on the date of delivery.
[8]	To be increased to 22% once the market value of all metals delivered to Wheaton, net of the per unit cash payment, exceeds the initial upfront cash deposit.
[9]	Under certain PMPAs, the Company’s attributable metal percentage will be reduced once certain thresholds are achieved: a. Stillwater – reduced to 2.25% once the Company has received 375,000 ounces of palladium, with a further reduction to 1% once the Company has received 550,000 ounces. b. Platreef – reduced to 3% once the Company has received 350,000 ounces of combined palladium and platinum, with a further reduction to 0.1% once the Company has received a combined 485,115 ounces, at which point the per ounce cash payment increases to 80% of the spot price of palladium and platinum. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 0.1% residual palladium and platinum stream will terminate. c. Marathon – reduced to 15% once the Company has received 120,000 ounces of platinum. d. Voisey’s Bay – reduced to 21.2% once the Company has received 31 million pounds of cobalt.
[10]	Under certain PMPAs, the Company’s attributable silver percentage will be reduced once certain thresholds are achieved: a. Antamina – reduced to 45%, comprised of 22.5% once the Company has received 140 million ounces of silver under the Glencore Antamina PMPA and 22.5% once the Company has received 100 million ounces of silver under the BHP Antamina PMPA, respectively. b. Blackwater – reduced to 33% once the Company has received 17.8 million ounces of silver. c. Marmato – reduced to 50% once the Company has received 2.15 million ounces of silver. d. Cozamin – reduced to 33% once the Company has received 10 million ounces of silver. e. Cotabambas – reduced to 66.67% once the Company has received 90 million silver equivalent ounces. f. Kudz Ze Kayah – reduced to 6.125% once the Company has received 43.30 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 7.96 million ounces of silver, with a further reduction to 5.5% until the Company has received an additional 35.34 million ounces of silver, thereafter increased to 6.75%. g. Jervois – reduced to 37.5% once the Company has received 4.3 million ounces (“Moz”) of silver (the “First Dropdown Threshold”), with a further reduction to 25% once the Company has received an additional 1.7 Moz of silver (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule.
[11]	Under certain PMPAs, the Company’s attributable gold percentage will be reduced once certain thresholds are achieved: a. Blackwater – reduced to 4% once the Company has received 464,000 ounces of gold. b. Platreef - reduced to 50% once the Company has received 218,750 ounces of gold, with a further reduction to 3.125% once the Company has received 428,300 ounces, at which point the per ounce cash payment increases to 80% of the spot price of gold. If certain thresholds are met, including if production through the Platreef project concentrator achieves 5.5 Mtpa, the 3.125% residual gold stream will terminate. c. Marmato – reduced to 5.25% once Wheaton has received 310,000 ounces of gold. d. Santo Domingo – reduced to 67% once the Company has received 285,000 ounces of gold. e. El Domo – reduced to 33% once the Company has received 145,000 ounces of gold. f. Marathon – reduced to 67% once the Company has received 150,000 ounces of gold. g. Goose – reduced to 1.44% once the Company has received 87,100 ounces of gold, with a further reduction to 1% once the Company has received 134,000 ounces. h. Cangrejos – reduced to 2.9% once the Company has received 469,000 ounces of gold. i. Curraghinalt – reduced to 1.5% once the Company has received 125,000 ounces of gold. j. Koné -reduced to 10.8% once the Company has received 400,000 ounces of gold, subject to adjustment if there are delays in deliveries relative to an agreed schedule, with a further reduction to 5.4% once the Company has received an additional 130,000 ounces of gold. k. Kurmuk – reduced to 4.8% once the Company has received 220,000 ounces of gold. During any period in which debt exceeding $150 million ranks ahead of the gold stream, the stream percentage increases to 7.15% and decreases to 5.25% once the drop down threshold is reached. l. Kudz Ze Kayah – reduced to 6.125% once the Company has received 330,000 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 59,800 ounces of gold, with a further reduction to 5.5% until the Company has received an additional 270,200 ounces of gold, thereafter increased to 6.75%. m. Cotabambas – reduced to 16.67% once the Company has received 90 million silver equivalent ounces. n. Spring Valley – reduced to 6% once the Company has received 300,000 ounces of gold. o. Hemlo – reduced to 6.75% once the Company has received 135,750 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 4.5% once the Company has received an additional 117,998 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule, and commencing in 2033, if deliveries fall behind the agreed schedule by 10,000 ounces or more, the stream percentage will be increased by 5% until deliveries catch up with the agreed schedule. The payable gold will be reduced by half with respect to gold production from certain claims comprising the Interlake deposit. p. Jervois – reduced to 37.5% once the Company has received 45,000 ounces of gold (the “First Dropdown Threshold”), with a further reduction to 25% once the Company has received an additional 15,000 ounces of gold (the “Second Dropdown Threshold”), at which point this rate will apply for the life of the mine. Each of the First Dropdown Threshold and the Second Dropdown Threshold will be subject to adjustment if there are delays in deliveries relative to an agreed schedule.
[12]	On February 27, 2024, the Company closed the Orion Purchase Agreement to acquire the Platreef and Kudz Ze Kayah PMPAs.
[13]	Wheaton only has the rights to silver contained in concentrate containing less than 15% copper at the Aljustrel mine.
[14]	To be increased to 22% once the total market value of all metals delivered to the Company, net of the per ounce cash payment, exceeds the initial upfront cash deposit.
[15]	Until October 23, 2029, there is a price adjustment mechanism under the Koné PMPA a.if the spot price of gold is less than $2,100 per ounce, the Company will pay 20% of $2,100 less 25% of the difference between $2,100 and $1,800, less 30% of the difference between $1,800 and the spot price of gold; and b.if the spot price is greater than $2,700 per ounce, the Company will pay 25% of the difference between $3,000 and $2,700, plus 30% of the difference between the actual spot price of gold and $3,000.